Related Party Balances Parent Company Only (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Sellers of Fastweb USD ($)	Dec. 31, 2012 Sellers of Fastweb CNY	Dec. 31, 2012 21Vianet Hong Kong USD ($)	Dec. 31, 2012 21Vianet Hong Kong CNY	Dec. 31, 2011 21Vianet Hong Kong CNY	Dec. 31, 2012 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing") USD ($)	Dec. 31, 2012 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing") CNY	Dec. 31, 2011 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing") CNY	Dec. 31, 2011 Beijing aBitCool Network Technology Co., Ltd. ("21Vianet Technology") CNY	Dec. 31, 2011 Zhiboxintong Beijing Network Technology Co., Ltd (ZBXT) CNY
Related Party Transaction [Line Items]
Amount due from subsidiaries	$ 157,340	980,246	497,851			$ 155,514	968,866	484,442	$ 1,826	11,380	13,409
Amount due to subsidiaries			114									66	48
Amount due to related parties, current				2,709	16,875
Amount due to related parties, non current				5,715	35,601
Amount due to related parties	$ 8,424	52,476